FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Change in fair value of call spread	¥ (25,635,865)	¥ (35,870,286)
Call spread options [Member]
Derivative [Line Items]
Balance	0	7,277,406
Purchase of call spread option	0	4,761,603
Change in fair value of call spread	0	(218,934)
Exercise of call spread options	0	(9,659,956)
Balance	¥ 0	¥ 2,160,119